Segments - Identifiable Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets	$ 1,643,410	$ 1,547,157
Cash and cash equivalents	68,535	101,734	$ 200,300	$ 272,673
Other	474	3,050
Capesize pool
Assets	23	643
Kamsarmax pool
Assets	549,444	600,578
Ultramax pool
Assets	1,028,798	847,016
Corporate Segment
Cash and cash equivalents	59,278	88,311
Other	$ 5,867	$ 10,609